Note 11 - Income Taxes (Details) - Reconciliation of Income Taxes In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Reconciliation of Income Taxes [Abstract]
Net income before income taxes and income of affiliates and discontinued operations	$ 25,742	159,720	106,521	160,452
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		39,930	26,630	40,113
Expenses not deductible for tax purposes:
Entertainment		579	494	668
Other		1,664	1,635	3,312
Tax exemption and tax relief:
Tax rate differential		(29,497)	(16,347)	(3,947)
Change in valuation allowance		2,934	13,812	5,003
Uncertain tax provisions		7,928	3,148	4,003
Other		751	(2,214)	1,221
Income tax expense	$ 3,915	24,289	27,158	50,373